Schedule of Finance Receivables Impairment Calculation Method (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 58,348	$ 50,763	$ 50,449
Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	58,348	50,763	50,449
Financing Receivable [Member] | Performing Loans Evaluated Individually [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	18,605	16,495	16,412
Financing Receivable [Member] | Performing Loans Evaluated Collectively [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	33,042	24,742	22,221
Financing Receivable [Member] | Non-Performing Loans Without a Specific Reserve [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	796	596	1,518
Financing Receivable [Member] | Non-performing Loans with a Specific Reserve [ Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross		8,930	$ 10,298
Financing Receivable [Member] | Other Nonperforming Loans With A Specific Reserve [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 5,905	$ 8,930